UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Friedman Fleischer & Lowe GP II, L.P.

Address:   One Maritime Plaza, Ste 2200
           San Francisco, CA 94111


Form 13F File Number: 28-13725


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patty Nykodym
Title:  Chief Financial Officer
Phone:  (415) 402-2100

Signature,  Place,  and  Date  of  Signing:

/s/ Patty Nykodym                  San Francisco, CA                  10/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

** On March 7, 2011, all of the shares of common stock of Tempur-Pedic International Inc. held by Friedman Fleischer & Lowe Capital Partners II, L.P., FFL Parallel Fund II, L.P. and FFL Executive Partners II, L.P. (the "Funds") were distributed pro rata. Friedman Fleischer & Lowe GP II, L.P. is the general partner of the Funds.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               1

Form 13F Information Table Value Total:  $            0
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Tempur-Pedic International Inc. COM            88023U101        0        0 SH  0    SOLE       NONE        0      0    0